Interim Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($)	Feb. 28, 2023	Aug. 31, 2022
Current
Cash	$ 2,988,289	$ 8,601,706
Restricted cash	47,455	47,455
Accounts and other receivables	6,267,810	8,404,009
Government remittances	995,341	874,334
Publisher advance, current	117,323	1,490,648
Prepaid expenses and other	1,116,083	2,064,221
Promissory notes receivable		576,528
Total current assets	11,532,301	22,058,901
Non-Current
Publisher advance, non-current
Investment at FVTPL	2,629,851	2,629,851
Property and equipment	117,926	127,390
Goodwill	15,189,874	15,200,188
Intangible assets	2,082,027	2,667,363
Right-of-use assets	5,052	11,115
Total Non-Current	20,024,730	20,635,907
Total assets	31,557,031	42,694,808
Current
Accounts payable	11,032,774	12,772,375
Accrued liabilities	2,928,630	3,756,758
Players liability account	47,455	47,455
Deferred revenue	1,594,625	1,077,923
Lease liabilities, current	382,444	388,834
Promissory notes payable	821,815	771,762
Warrant liability	242,322	49,894
Convertible debt, current	5,150,429	2,267,367
Arbitration reserve	1,659,875	692,613
Total current liabilities	23,860,369	21,824,981
Convertible debt, non-current	2,328,057	4,983,236
Total Non-current liabilities	2,328,057	4,983,236
Total liabilities	26,188,426	26,808,217
SHAREHOLDERS’ EQUITY (DEFICIENCY)
Share capital	126,847,679	124,897,859
Contributed surplus	20,834,158	20,351,522
Foreign currency translation reserve	(2,296,618)	(2,069,219)
Deficit	(140,016,614)	(127,293,571)
Total equity	5,368,605	15,886,591
Total liabilities and equity	$ 31,557,031	$ 42,694,808